EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Appropriated retained earnings (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of controlling interest equity [Abstract]
Retained earnings			$ 2,321,729	$ 1,829,515
Legal reserve			11,140	11,140
Statutory and voluntary reserves			6,265,450	5,333,763
Retained earnings	$ 2,645.8		$ 8,598,319	$ 7,174,418	[2]

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.